Available for Sale Investments, at Fair Value - Schedule of Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Available For Sale Securities [Line Items]
Available for Sale Investments, at Fair Value	$ 53,147	$ 32,769
Fixed Maturities
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	53,221	32,777
Gross Unrealized Gains	0	5
Gross Unrealized Losses	(74)	(13)
Available for Sale Investments, at Fair Value	53,147	32,769
Fixed Maturities | Treasury Bills
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	34,014
Gross Unrealized Gains	0
Gross Unrealized Losses	(36)
Available for Sale Investments, at Fair Value	33,978
Fixed Maturities | US Treasury securities
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	19,207	8,516
Gross Unrealized Gains	0	3
Gross Unrealized Losses	(38)	(3)
Available for Sale Investments, at Fair Value	$ 19,169	8,516
Fixed Maturities | Corporate debt securities
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost		21,762
Gross Unrealized Gains		1
Gross Unrealized Losses		(10)
Available for Sale Investments, at Fair Value		21,753
Fixed Maturities | Agency bonds
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost		2,499
Gross Unrealized Gains		1
Gross Unrealized Losses		0
Available for Sale Investments, at Fair Value		$ 2,500